Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business Combinations
7.  BUSINESS COMBINATIONS

[a]	HE System Electronic Acquisition
On May 31, 2024, the Company acquired 100% of the common shares and voting interests of HE System Electronic [“HES”]. HES develops and produces micro-electronic assemblies and electronic systems. The acquisition was accounted for as a business combination and is recorded in the Company’s Power & Vision segment. Total consideration was $51 million [net of $1 million cash acquired], and was recognized as non-cash working
capital of $6 million and long-lived assets of $45 million.

[b]	Veoneer Acquisition
On June 1, 2023, the Company completed the acquisition of 100% of the common shares and voting interests of the entities holding Veoneer AS for $1,438 million [net of $111 million cash acquired]. The final allocation of the consideration to the assets acquired and liabilities assumed was completed during the second quarter of 2024, and was consistent with the preliminary purchase price allocation.